Label	Element	Value
Stock Issued During Period Value Cash	goas_StockIssuedDuringPeriodValueCash	$ 25,000
Additional Paid-in Capital [Member]
Stock Issued During Period Value Cash	goas_StockIssuedDuringPeriodValueCash	$ 20,000
Common Stock [Member]
Stock Issued During Period Value Cash Shares	goas_StockIssuedDuringPeriodValueCashShares	5,000,000
Stock Issued During Period Value Cash	goas_StockIssuedDuringPeriodValueCash	$ 5,000
Deficit Accumulated [Member]
Net income (loss)	us-gaap_NetIncomeLoss	$ (19,525)